FINANCIAL ASSETS AND LIABILITIES - Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities (Detail) - Foreign exchange risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ (12,665,992)	R$ (5,246,480)
Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	284,956	1,138,948
Trade payables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(441,768)	(97,259)
Loans, borrowings and debentures [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(24,861,084)	(13,698,102)
Lease liabilities [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(1,627,104)	(94,716)
Consideration payable [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(203,094)	(223,960)
Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ 14,182,102	R$ 7,728,609